FORWARD FUNDS

Supplement dated October 4, 2011

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”) and Forward

Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”)

each dated May 1, 2011, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN FEES AND EXPENSE LIMITS

The following information applies to the Forward Tactical Enhanced Fund only:

Reduction in Management Fee and Expense Limits

Effective October 1, 2011, the management fee Forward Management, LLC (“Forward Management”) receives from the Forward Tactical Enhanced Fund was permanently reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 2.15% to an annual rate of 1.75% on the first $1 billion of the Fund’s average daily net assets and 1.65% on the Fund’s average daily net assets in excess of $1 billion. Additionally, effective October 1, 2011, the expense limit (as a percentage of the applicable class of the Fund’s average daily net assets) applicable to each class of the Fund was permanently reduced as follows:

Class	Expense Limit Prior to October 1, 2011	Expense Limit Effective October 1, 2011
Investor Class	2.84%	2.34%
Institutional Class	2.49%	1.99%
Class A	2.99%	2.49%
Class C	3.44%	2.94%
Class M	2.49%	1.99%

Accordingly, effective October 1, 2011, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Tactical Enhanced Fund on page 91 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.75%	1.75%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses(2)	0.41%	0.41%
Acquired Fund Fees and Expenses(2)	0.04%	0.04%
Total Annual Fund Operating Expenses	2.60%	2.25%
Fee Waiver and/or Expense Reimbursement(3)	–0.22%	–0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.38%	2.03%

(1)	Restated to reflect current fees.

(2)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)

The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2012, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.34% and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$241	$206
3 Years	$787	$682

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Tactical Enhanced Fund on page 86 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class A	Class C	Class M
Management Fee	1.75%	1.75%	1.75%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees	0.20%	0.25%	0.05%
Other Expenses(2)	0.41%	0.41%	0.41%
Acquired Fund Fees and Expenses(2)	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	2.75%	3.20%	2.25%
Fee Waiver and/or Expense Reimbursement(3)	–0.22%	–0.22%	–0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.53%	2.98%	2.03%

(1)	Restated to reflect current fees.

(2)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2012 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.49%, 2.94%, and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class M
1 Year	$816	$401	$206
3 Years	$1,359	$965	$682

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class M
1 Year	$816	$301	$206
3 Years	$1,359	$965	$682

The following footnote pertaining to the Forward Tactical Enhanced Fund is added to the table on pages 118-119 of the No-Load Prospectus and page 113 of the Load Prospectus:

Effective October 1, 2011, the management fee paid to Forward Management was reduced from 2.15% to 1.75%.

****

The following information applies to the Forward Tactical Growth Fund only:

Reduction in Management Fee

Effective October 1, 2011, the management fee Forward Management receives from the Forward Tactical Growth Fund was permanently reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 1.25% to an annual rate of 1.15% on the first $1 billion of the Fund’s average daily net assets and 1.05% on the Fund’s average daily net assets in excess of $1 billion. Accordingly, effective October 1, 2011, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Tactical Growth Fund on page 94 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.15%	1.15%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.15%	0.15%
Acquired Fund Fees and Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	1.81%	1.46%

(1)	Restated to reflect current fees.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$184	$149
3 Years	$569	$462
5 Years	$979	$797
10 Years	$2,124	$1,744

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Tactical Growth Fund on page 89 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class A	Class C	Class M
Management Fee	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees	0.20%	0.25%	0.05%
Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.96%	2.41%	1.46%

(1)	Restated to reflect current fees.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class M
1 Year	$763	$344	$149
3 Years	$1,155	$751	$462
5 Years	$1,571	$1,285	$797
10 Years	$2,726	$2,742	$1,744

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class M
1 Year	$763	$244	$149
3 Years	$1,155	$751	$462
5 Years	$1,571	$1,285	$797
10 Years	$2,726	$2,742	$1,744

The following footnote pertaining to the Forward Tactical Growth Fund is added to the table on pages 118-119 of the No-Load Prospectus and page 113 of the Load Prospectus:

Effective October 1, 2011, the management fee paid to Forward Management was reduced from 1.25% to 1.15%.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP TCTL FEE PRO 10042011

FORWARD FUNDS

Supplement dated October 4, 2011

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2011, as supplemented

This supplement amends the SAI dated May 1, 2011, as supplemented, in order to incorporate changes to the fee arrangements for the Forward Tactical Enhanced Fund and Forward Tactical Growth Fund (each a “Fund”), each an existing series of Forward Funds. Accordingly, the following revisions are incorporated into the SAI effective as of October 1, 2011:

Effective October 1, 2011, the following changes are made under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Management and Sub-Advisory Agreements” on pages 18-24 of the SAI:

The information concerning the investment advisory fee paid by each Fund as contained in the table on pages 18-19 of the SAI is replaced to read as follows:

Fund	Advisory Fee
Forward Tactical Enhanced Fund	1.75% up to and including $1 billion 1.65% over $1 billion
Forward Tactical Growth Fund	1.15% up to and including $1 billion 1.05% over $1 billion

The information concerning the investment sub-advisory fee paid by each Fund as contained in the table on page 22 of the SAI is replaced to read as follows:

Fund	Sub-Advisory Fee
Forward Tactical Enhanced Fund	1.10% up to and including $1 billion 1.05% over $1 billion
Forward Tactical Growth Fund	0.60% up to and including $1 billion 0.55% over $1 billion

The information concerning the expense limitation agreement with the Forward Tactical Enhanced Fund as contained in the table on pages 23-24 of the SAI is replaced to read as follows:

Fund	Class	End Date	Expense Limit
Forward Tactical Enhanced Fund	Class A	April 30, 2012	2.49%
Forward Tactical Enhanced Fund	Class C	April 30, 2012	2.94%
Forward Tactical Enhanced Fund	Class M	April 30, 2012	1.99%
Forward Tactical Enhanced Fund	Investor Class	April 30, 2012	2.34%
Forward Tactical Enhanced Fund	Institutional Class	April 30, 2012	1.99%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP TCTL FEE SAI 10042011